Long-Term borrowings (Details) - USD ($)	Jul. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Borrowings
Outstanding Loan Balance	$ 675,490,622	$ 675,384,184	$ 698,486,364
Unamortized Deferred Financing Fees	6,730,924	6,629,973	5,237,416
Total	$ 668,759,698	668,754,211	693,248,948
Other Finance-lease liabilities		4,502	$ 33,738
Total		668,758,713
SOFR
Borrowings
Adjustment to interest rate basis	2.35%
Milos
Borrowings
Outstanding Loan Balance		33,975,000
Unamortized Deferred Financing Fees		187,877
Total		$ 33,787,123
Milos | SOFR
Borrowings
Adjustment to interest rate basis		1.75%
Poliegos
Borrowings
Outstanding Loan Balance	$ 31,110,000	$ 31,003,562
Unamortized Deferred Financing Fees	311,100	210,149
Total	$ 30,798,900	30,793,413
Poliegos | SOFR
Borrowings
Adjustment to interest rate basis	1.60%
Kimolos
Borrowings
Outstanding Loan Balance		30,800,000
Unamortized Deferred Financing Fees		157,246
Total		$ 30,642,754
Kimolos | SOFR
Borrowings
Adjustment to interest rate basis		1.90%
Folegandros
Borrowings
Outstanding Loan Balance		$ 30,800,000
Unamortized Deferred Financing Fees		157,246
Total		$ 30,642,754
Folegandros | SOFR
Borrowings
Adjustment to interest rate basis		1.90%
Nissos Sikinos
Borrowings
Outstanding Loan Balance		$ 39,637,500
Unamortized Deferred Financing Fees		286,858
Total		$ 39,350,642
Nissos Sikinos | SOFR
Borrowings
Adjustment to interest rate basis		1.85%
Nissos Sifnos
Borrowings
Outstanding Loan Balance		$ 39,637,500
Unamortized Deferred Financing Fees		288,573
Total		$ 39,348,927
Nissos Sifnos | SOFR
Borrowings
Adjustment to interest rate basis		1.85%
Nissos Rhenia
Borrowings
Outstanding Loan Balance		$ 53,710,627
Unamortized Deferred Financing Fees		924,768
Total		$ 52,785,859
Nissos Rhenia | SOFR
Borrowings
Adjustment to interest rate basis		5.18%
Nissos Despotiko
Borrowings
Outstanding Loan Balance		$ 54,074,816
Unamortized Deferred Financing Fees		939,287
Total		$ 53,135,529
Nissos Despotiko | SOFR
Borrowings
Adjustment to interest rate basis		5.18%
Nissos Donoussa
Borrowings
Outstanding Loan Balance		$ 56,835,000
Unamortized Deferred Financing Fees		1,331,315
Total		$ 55,503,685
Nissos Donoussa | SOFR
Borrowings
Adjustment to interest rate basis		1.65%
Nissos Kythnos
Borrowings
Outstanding Loan Balance		$ 60,000,000
Unamortized Deferred Financing Fees		234,761
Total		$ 59,765,239
Nissos Kythnos | SOFR
Borrowings
Adjustment to interest rate basis		1.40%
Nissos Keros
Borrowings
Outstanding Loan Balance		$ 42,600,000
Unamortized Deferred Financing Fees		217,493
Total		$ 42,382,507
Nissos Keros | SOFR
Borrowings
Adjustment to interest rate basis		1.90%
Nissos Anafi
Borrowings
Outstanding Loan Balance		$ 72,269,554
Unamortized Deferred Financing Fees		335,437
Total		$ 71,934,117
Nissos Anafi | SOFR
Borrowings
Adjustment to interest rate basis		1.90%
Nissos Kea
Borrowings
Outstanding Loan Balance		$ 64,565,625
Unamortized Deferred Financing Fees		644,646
Total		$ 63,920,979
Nissos Kea | SOFR
Borrowings
Adjustment to interest rate basis		2.00%
Nissos Nikouria
Borrowings
Outstanding Loan Balance		$ 65,475,000
Unamortized Deferred Financing Fees		714,317
Total		$ 64,760,683
Nissos Nikouria | SOFR
Borrowings
Adjustment to interest rate basis		2.00%